Retirement Plans - Additional Information (Detail) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) Pension_Plan	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 01, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Reduction in pension obligation						$ 404.0
Pension and other post retirement non-cash settlement expense			$ 95.7
Pension and postretirement contributions	$ 0.1	$ 1.1
Defined benefit plan, accumulated benefit obligation				$ 294.5	$ 3.2
Threshold for recognition in net periodic benefit costs, percentage of projected benefit obligation or fair value of plan assets				10.00%
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement expected contributions for next year				$ 0.1
Multi-employer pension plan withdrawal obligations
Defined Benefit Plan Disclosure [Line Items]
Other Charges				$ 0.2	0.2	0.3
Multi-Employer Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Number of multi-employer Pension plans withdrawn from | Pension_Plan				1
Hedging Investments
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage				40.00%
Return Seeking Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage				60.00%
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Pension cost and other postretirement benefits				$ 4.6	158.0
Net pension plan liabilities				57.5	3.2
Total benefit plan liability			3,631.1	293.3	3.2	3,631.1
Plan assets, fair market value			$ 3,219.9	235.8	0.0	3,219.9
Net pension (income) expense	$ (0.8)	(0.2)		(1.0)	(27.0)	62.1
Pension (income) expense allocated to RRD and RRD related parties					(25.2)	(31.0)
Pension and postretirement contributions				1.3
Pension and other postretirement expected contributions for next year				2.2
Lump Sum Pension Payment Or Annuity
Defined Benefit Plan Disclosure [Line Items]
Pension cost and other postretirement benefits						317.7
R.R. Donnelley & Sons Company
Defined Benefit Plan Disclosure [Line Items]
Pension cost and other postretirement benefits		1.4		4.2	3.7	4.3
Net pension plan liabilities							$ 68.3
Total benefit plan liability							317.0
Plan assets, fair market value							248.7
Net other postretirement benefit liability							$ 1.5
R.R. Donnelley & Sons Company | Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Pension cost and other postretirement benefits		$ 0.3		$ 1.0	$ 1.9	$ 1.8